Expense Example, No Redemption - Calamos Active Hedged Equity ETF - Calamos Active Hedged Equity ETF	Aug. 03, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 67
Expense Example, No Redemption, 3 Years	$ 211